Income Taxes (Reconciliation of Statutory and Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Statutory rates for expense (benefit)	35.40%	(37.70%)	(37.80%)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(19.40%)	8.60%	(319.80%)
Tax credits	9.40%	15.80%	(176.50%)
Expenses not deductible for tax purposes	4.30%	0.50%	11.30%
Expiration of stock options	0.10%	0.10%	16.60%
Undistributed earnings of foreign subsidiaries	(0.40%)	0.20%	(6.00%)
Change in valuation allowance	(29.00%)	10.50%	704.30%
Effect of enacted changes in tax laws and rates on Japanese tax	28.90%	3.70%
Other, net	2.00%	(1.50%)	0.70%
Total Income tax rate	31.30%	0.20%	192.80%